Schedule of Investments
May 31, 2021 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.40%

Air Courier Services - 2.40%
FedEx Corp.	2,000	629,620

Aircraft Engines & Engine Parts - 1.66%
Honeywell International, Inc.	1,890	436,420

Beverages - 1.47%
Coca-Cola Co.	7,000	387,030

Biological Products (No Diagnostic Substances) - 1.39%
CRISPR Therapeutics AG (Switzerland) (2)	3,100	366,358

Electric Services - 2.86%
NextEra Energy, Inc.	10,260	751,237

Electronic Computers - 2.42%
Apple, Inc.	5,100	635,511

Fire, Marine & Casualty Insurance - 2.20%
Berkshire Hathaway, Inc. Class B (2)	2,000	578,880

Footwear - 1.43%
Nike, Inc. Class B	2,760	376,630

Guided Missiles & Space Vehicles & Parts - 0.89%
Lockheed Martin Corp.	612	233,906

Hospital & Medical Service Plans - 2.30%
Centene Corp. (2)	8,200	603,520

Industrial Inorganic Chemicals - 1.94%
Linde PLC (United Kingdom)	1,700	511,020

Industrial Instruments For Measurement, Display & Control - 2.76%
MKS Instruments, Inc.	3,850	724,686

Measuring & Controlling Devices - 2.32%
Thermo Fisher Scientific, Inc.	1,300	610,350

National Commercial Banks - 3.87%
Bank of America Corp.	12,000	508,680
JPMorgan Chase & Co.	3,100	509,144

		1,017,824

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.24%
Intuitive Surgical, Inc. (2)	700	589,526

Personal Credit Institutions - 1.94%
Discover Financial Services	4,350	510,081

Petroleum Refining- 1.93%
Exxon Mobil Corp.	8,710	508,403

Pharmaceutical Preparations - 3.47%
Johnson & Johnson	2,965	501,826
Merck & Co., Inc.	5,400	409,806

		911,632

Railroads, Line-Haul Operating - 1.80%
Union Pacific Corp.	2,100	471,933

Retail - Building Materials, Hardware, Garden Supply - 1.52%
Tractor Supply Co.	2,200	399,740

Retail - Catalog & Mail-Order Houses - 2.45%
Amazon.com, Inc. (2)	200	644,614

Retail - Drug Stores and Proprietary Stores - 2.20%
CVS Health Corp.	6,700	579,148

Retail-Eating & Drinking Places - 1.95%
Starbucks Corp.	4,500	512,460

Retail - Eating Plances - 1.65%
Chipotle Mexican Grill, Inc. (2)	316	433,546

Retail - Lumber & Other Building Materials Dealers - 1.94%
Home Depot, Inc.	1,600	510,256

Retail-Retail Stores, Nec - 3.08%
Leslie's, Inc. (2)	10,000	291,600
Ulta Beauty, Inc. (2)	1,500	518,040

		809,640

Semiconductors & Related Devices - 5.83%
NVIDIA Corp.	940	610,793
Skyworks Solutions, Inc.	3,700	629,000
Xilinx, Inc. (2)	2,300	292,100

		1,531,893

Services - Business Services - 4.34%
PayPal Holdings, Inc. (2)	2,550	663,051
Visa, Inc. Class A	2,100	477,330

		1,140,381

Services - Computer Programming, Data Processing, Etc. - 5.74%
Alphabet, Inc. Class A (2)	359	846,109
Facebook, Inc. Class A (2)	2,013	661,733

		1,507,842

Services - Equipment Rental & Leasing - 2.38%
United Rentals, Inc. (2)	1,870	624,505

Services - Medical Laboratories - 4.02%
Guardant Health, Inc. (2)	3,600	446,832
Laboratory Corp. of America Holdings (2)	2,220	609,346

		1,056,178

Services-Miscellaneous Amusement & Recreation - 1.52%
Walt Disney Co. (2)	2,233	398,925

Services - Miscellaneous Health & Allied Services - 1.87%
ICON PLC (Ireland) (2)	2,200	492,272

Services - Offices & Clinics of Doctors of Medicine - 1.00%
Teladoc Health, Inc.	1,750	263,515

Services - Prepackaged Software - 7.48%
Adobe, Inc. (2)	970	489,443
Cloudflare, Inc. Class A (2)	4,400	361,064
Microsoft Corp. (2)	2,725	680,378
Salesforce.com, Inc. (2)	1,825	434,533

		1,965,418

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.86%
Procter & Gamble Co.	3,625	488,831

Surgical & Medical Instruments & Apparatus - 1.85%
Stryker Corp.	1,900	485,013

Television Broadcasting Stations - 1.43%
Liberty Media Corp. - Liberty Braves Group Series C (2)	13,700	374,695

Total Common Stock	(Cost $ 14,344,650)	25,073,439

Real Estate Investment Trusts - 1.79%

American Tower Corp.	1,840	470,046

Total Registered Investment Companies	(Cost $ 300,523)	470,046

Money Market Registered Investment Companies - 2.77%

Federated Treasury Obligation Fund - Institutional Shares - .01% (3)	729,226	729,226

Total Money Market Registered Investment Companies	(Cost $ 729,226)	729,226

Total Investments - 99.96%	(Cost $ 15,374,399)	26,272,711

Other Assets less Liabilities - .04%		9,610

Total Net Assets - 100.00%		26,282,321

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$26,272,711	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,272,711	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2021